Property, Plant and Equipment - Summary of Major Categories of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified						12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2013 Land [Member] Minimum [Member]	Dec. 31, 2013 Land [Member] Maximum [Member]	Dec. 31, 2013 Building and improvements [Member]	Dec. 31, 2012 Building and improvements [Member]	Dec. 31, 2013 Building and improvements [Member] Minimum [Member]	Dec. 31, 2013 Building and improvements [Member] Maximum [Member]	Dec. 31, 2013 Advertising structures [Member]	Dec. 31, 2012 Advertising structures [Member]	Dec. 31, 2013 Advertising structures [Member] Minimum [Member]	Dec. 31, 2013 Advertising structures [Member] Maximum [Member]	Dec. 31, 2013 Automotive and other equipment [Member]	Dec. 31, 2012 Automotive and other equipment [Member]	Dec. 31, 2013 Automotive and other equipment [Member] Minimum [Member]	Dec. 31, 2013 Automotive and other equipment [Member] Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life										10 years	39 years			5 years	15 years			3 years	7 years
Property, plant and equipment	$ 3,077,518	$ 3,036,456	$ 2,940,449	$ 312,883	$ 317,223			$ 125,724	$ 115,646			$ 2,459,313	$ 2,378,940			$ 138,424	$ 128,640